CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues
Total net revenue	¥ 7,639,424,431	$ 1,092,423,164	¥ 5,871,781,746	¥ 4,814,884,030
Operating costs and expenses:
Origination and servicing	2,020,546,352	288,934,286	1,738,139,455	1,544,013,591
Borrower acquisitions and marketing	2,202,374,833	314,935,412	1,582,472,287	1,370,942,033
General and administrative	199,559,193	28,536,585	175,932,509	153,943,169
Provision for contingent guarantee liabilities	1,001,272,880	143,180,118	241,738,132	67,519,980
Provision for accounts receivable and contract assets	242,719,252	34,708,391	35,732,133	12,233,743
Change in fair value of financial guarantee derivative	3,367,074	481,485	(1,038,258)	(24,966,242)
Fair value adjustments related to Consolidated Trusts	0	0	0	531,202
(Reversal of) provision for credit losses on deposits to institutional cooperators	(774,772)	(110,791)	3,222,273	(673,558)
Provision for credit losses for other financial assets	72,587	10,380	155,379	86,019
Total operating expenses	6,009,346,455	859,325,114	3,998,012,333	3,352,766,979
Income from operations	1,630,077,976	233,098,050	1,873,769,413	1,462,117,051
Interest income	29,512,054	4,220,168	22,326,830	10,295,578
Interest expenses	(18,853,444)	(2,696,007)	(22,886,523)	(30,660,399)
Foreign exchange loss	(8,539,842)	(1,221,180)	(9,533,320)	(4,023,039)
Income (loss) from financial investments	(14,456,247)	(2,067,216)	17,133,677	6,497,518
Other income, net	132,250,299	18,911,541	13,520,019	24,351,280
Income before income taxes	1,749,990,796	250,245,356	1,894,330,096	1,468,577,989
Income tax expense	(291,649,324)	(41,705,298)	(405,701,714)	(261,130,503)
(Loss) gain from equity in affiliates, net of tax	25,716,267	3,677,377	10,159,031	(1,930,792)
(Loss) gain from financial investments at equity method, net of tax	(19,505,515)	(2,789,252)	41,118,352	(18,722,720)
Net income attributable to X Financial	1,464,552,224	209,428,183	1,539,905,765	1,186,793,974
Other comprehensive income, net of tax:
Other comprehensive income attributable to equity in affiliates	147,887	21,148	(313,815)	(6,852)
Other comprehensive income attributable to financial investments	3,198,217	457,339	292,799	474,792
Foreign currency translation adjustments	(20,673,707)	(2,956,302)	11,596,395	5,410,120
Comprehensive income	1,447,224,621	206,950,368	1,551,481,144	1,192,672,034
Less: comprehensive income attributable to non-controlling interests	0	0	0	0
Comprehensive income attributable to X Financial	¥ 1,447,224,621	$ 206,950,368	¥ 1,551,481,144	¥ 1,192,672,034
Net income per share-basic (in dollars per share) | (per share)	¥ 6	$ 0.86	¥ 5.33	¥ 4.12
Weighted average number of ordinary shares outstanding-basic (in shares)	243,975,946	243,975,946	288,828,371	288,115,969
Net income per share-diluted (in dollars per share) | (per share)	¥ 5.87	$ 0.84	¥ 5.25	¥ 4.08
Weighted average number of ordinary shares outstanding-diluted (in shares)	249,489,203	249,489,203	293,354,671	290,833,214
Xiaoying Housing Loan
Operating costs and expenses:
Reversal of provision for loan receivable from Xiaoying Housing Loans	¥ (8,102)	$ (1,159)	¥ (4,156,904)	¥ (4,213,234)
Xiaoying Credit Loans And Revolving Loans
Operating costs and expenses:
Provision for loans receivable from Xiaoying Credit Loans and other loans	340,217,158	48,650,407	225,815,327	233,350,276
Loan facilitation service
Net revenues
Total net revenue	3,843,004,896	549,542,391	3,102,344,942	2,740,974,233
Post-origination service
Net revenues
Total net revenue	1,074,453,821	153,644,853	759,538,640	596,581,987
Financing income
Net revenues
Total net revenue	1,396,975,778	199,764,879	1,372,004,085	1,137,336,454
Guarantee income
Net revenues
Total net revenue	636,572,154	91,028,607	201,715,792	24,496,658
Other revenue
Net revenues
Total net revenue	¥ 688,417,782	$ 98,442,434	¥ 436,178,287	¥ 315,494,698